Annual Fund Operating Expenses - Keating Active ETF	May 31, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	May 31, 2027
Keating Active ETF Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.85%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.01%	[1]
Expenses (as a percentage of Assets)	0.86%
Fee Waiver or Reimbursement	(0.01%)	[2]
Net Expenses (as a percentage of Assets)	0.85%

[1]	Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.
[2]	The Fund’s investment adviser has contractually agreed to reduce its management fee from 0.85% to 0.84% of the Fund’s average daily net assets. This Agreement will remain in place until May 31, 2027 unless terminated sooner by the Trustees.